Long-term debt - Principal Payments (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2024	$ 621,856
2025	140,241
2026	1,193,531
2027	1,280,846
2028	819,122
Thereafter	4,481,961
Total	$ 8,537,557